Provision for Employees' End of Service Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Provision for Employees' End of Service Benefits [Abstract]
Schedule of Provision for Employees' End of Service Benefits
	2024	2023
	USD	USD

Provision as at January 1	831,277	700,953
Provided during the year (note 8)	762,891	431,439
Paid during the year	(38,743)	(301,115)
	1,555,425	831,277